Goodwill	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Goodwill
13. Goodwill

	December 31 2019 $	December 31 2018 $

Gross goodwill, beginning of the year	1,799.2	1,734.6
Acquisitions	90.1	96.3
Disposals (note 8)	-	(120.2)
Impact of foreign exchange	(59.5)	88.5

Gross goodwill, end of the year	1,829.8	1,799.2

Accumulated impairment losses, beginning of the year	(178.0)	(178.0)
Impairment of goodwill - discontinued operations (note 8)	-	(53.0)
Disposals - discontinued operations (note 8)	-	53.0

Accumulated impairment losses, end of the year	(178.0)	(178.0)

Net goodwill, end of the year	1,651.8	1,621.2
Goodwill arising from acquisitions includes factors such as the expertise and reputation of the assembled workforce acquired, the geographic location of the acquiree, and the expected synergies.
The Company considers its CGUs based on the interdependence of cash flows between different geographic locations and how management monitors the operations. As such, the CGUs are defined as Canada, US, Asia/Pacific, Latin America, and UK/Europe/Middle East. As goodwill is not monitored at a level lower than the Company’s operating segments, the CGUs excluding Canada and the US are grouped in Global for purposes of allocating goodwill and testing impairment.
Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31 2019 $	December 31 2018 $

Canada	358.2	358.2
United States	956.0	1,003.7
Global	337.6	259.3

Allocated	1,651.8	1,621.2

On October 1, 2019, and October 1, 2018, the Company performed its annual goodwill impairment test in accordance with its policy described in note 4. Based on the results of the 2019 and 2018 tests, except as described below for the Construction Services business, the Company concluded that the recoverable amount of each CGU or group of CGUs associated with the Consulting Services business exceeded its carrying amount and, therefore, goodwill was not impaired.
In 2018, the Company completed the sale of its Construction Services business (note 8). In connection with the sale, the Company reviewed the carrying value of the Construction Services disposal group and recognized a goodwill impairment charge of $53.0 in the third quarter of 2018. The fair value measurement of the Construction Services group of CGUs was categorized as Level 3 in the fair value hierarchy based on unobservable market inputs.
Key assumptions
The calculation of fair value less costs of disposal is most sensitive to the following assumptions:

●	Operating margin rates based on actual experience and management’s long-term projections.

●
Discount rates reflecting investors’ expectations when discounting future cash flows to a present value, taking into consideration market rates of return, capital structure, company size, and industry risk. If necessary, a discount rate is further adjusted to reflect risks specific to a CGU or group of CGUs when future estimates of cash flows have not been adjusted. For its October 1, 2019 and October 1, 2018, impairment tests, the Company discounted the cash flows for each CGU or group of CGUs using an after-tax
discount rate ranging from 8.7% to 16.3% (2018 – 9.3% to 17.0%).

●	Terminal growth rates based on actual experience and market analysis. Projections are extrapolated beyond five years using a growth rate that does not exceed 3.0%.

●	Non-cash working capital requirements are based on historical actual rates, market analysis, and management’s long-term projections.

●	Net revenue growth rate based on management’s best estimates of cash flow projections over a five-year period.
Sensitivity to changes in assumptions
As at October 1, 2019, the recoverable amounts of the Canada and US CGUs exceeded their carrying amounts and management believes that no reasonably possible change in any of the above key assumptions would have caused the carrying amount to exceed its recoverable amount.
As at October 1, 2019, the recoverable amount of the Global group of CGUs exceeded its carrying amount by $37.6, assuming operating margins that range from 7.4% to 9.0% and a weighted-average discount rate of 10.3%. Assuming all other assumptions remain the same, the principal changes to key assumptions that would cause the group of CGUs’ carrying amount to exceed its recoverable amount would be a
50-basis
point reduction in the assumed operating margins or a
50-basis
points increase in the discount rate.